Equity Based Compensation (Stock based compensation expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 1,049	$ 1,305	$ 384
Nonvested stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	512	580	127
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	511	383	257
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	26	0	0
Stock purchases [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 0	$ 342	$ 0